Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (VODA and VOCRA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Insurance [Abstract]
Balance at January 1,	$ 120	$ 136	$ 155
Amortization	(15)	(16)	(19)
Balance at December 31,	105	120	136
Accumulated amortization	$ 155	$ 140	$ 124